Financial structure and financial costs - Loan repayment schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 40,478	$ 45,264	$ 49,512
Non-current financial assets	(2,395)	(2,731)	(2,404)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 38,083	$ 42,533	$ 47,108
Repayment (as a percent)	100.00%	100.00%	100.00%
Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 5,381	$ 7,251	$ 6,143
Non-current financial assets	(434)	(899)	(111)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 4,947	$ 6,352	$ 6,032
Repayment (as a percent)	13.00%	15.00%	13.00%
Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 4,013	$ 4,701	$ 6,506
Non-current financial assets	(304)	(259)	(219)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 3,709	$ 4,442	$ 6,287
Repayment (as a percent)	10.00%	10.00%	13.00%
Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 3,720	$ 3,465	$ 4,471
Non-current financial assets	(349)	(194)	(89)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 3,371	$ 3,271	$ 4,382
Repayment (as a percent)	9.00%	8.00%	9.00%
Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 4,502	$ 3,522	$ 3,348
Non-current financial assets	(246)	(104)	(71)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 4,256	$ 3,418	$ 3,277
Repayment (as a percent)	11.00%	8.00%	7.00%
More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 22,862	$ 26,325	$ 29,044
Non-current financial assets	(1,062)	(1,275)	(1,914)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 21,800	$ 25,050	$ 27,130
Repayment (as a percent)	57.00%	59.00%	58.00%
Hedging instruments of non-current financial debt
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 2,198	$ 3,746	$ 1,498
Non-current financial assets	(673)	(813)	(787)
Hedging instruments of non-current financial debt | Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	369	399	115
Non-current financial assets	(110)	(56)	(51)
Hedging instruments of non-current financial debt | Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	323	552	190
Non-current financial assets	(102)	(168)	(103)
Hedging instruments of non-current financial debt | Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	85	467	194
Non-current financial assets	(55)	(107)	(51)
Hedging instruments of non-current financial debt | Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	304	217	238
Non-current financial assets	(142)	(17)	(34)
Hedging instruments of non-current financial debt | More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	1,117	2,111	761
Non-current financial assets	$ (264)	$ (465)	$ (548)